[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

June 30, 2001

Merrill Lynch
International
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                     Merrill Lynch International Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch International Index Fund, June 30, 2001

DEAR SHAREHOLDER

For the six months ended June 30, 2001, the Fund's Class A and Class D Shares had total returns of -13.10% and -13.22%, respectively. The Fund's benchmark, the unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Gross Domestic Product (GDP) Weighted Index, produced a total return of -12.94% for the same period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Market Review

A global economic slowdown gripped most major equity markets throughout the world during the first half of 2001. Despite a series of six interest rate reductions by the US Federal Reserve Board during this time, there was little sign that these measures were able to spur economic growth in the United States or around the world. The result was dramatically reduced expectations regarding corporate earnings, with scant prospects for improvement in the foreseeable future. These concerns led the Fund's benchmark, the MSCI EAFE GDP Weighted Index to its net loss for the first half of 2001. Hardest hit were the large markets of Europe, as France, Germany, Italy and the United Kingdom declined by 10.4%, 6.5%, 13.1% and 7.7%, respectively, as measured by their respective MSCI EAFE country component and in local currency terms. Mitigating these declines somewhat was the relatively unscathed market in Japan, which actually posted a small gain of 0.1% in local currency terms, and positive results in the small markets of Australia, Austria and New Zealand. Most of the declines posted during the first half of 2001 actually occurred in the first quarter of 2001, in which the MSCI EAFE GDP Weighted Index produced a total return of -11.93%. This was followed by three months of relative stability, as most of the larger markets throughout the world followed the lead of the major indexes in the United States as it bounced off its early-April lows and posted moderate gains in the second quarter of 2001.

Another factor contributing to the negative performance in the first half of 2001 was the strengthening of the US dollar relative to the euro, the British pound and the Japanese yen. Since its inception at the end of 1998, the euro has been on a nearly continuous path of weakening relative to the US dollar. This slide persisted into 2001, as the euro weakened from its level of $0.9427 at the end of 2000 to $0.8490 at the end of June, a decline of nearly 10%. The British pound declined from $1.493 to $1.4153 during the same six months, a drop of more than 5%. Finally, the Japanese yen dropped sharply in the first half of 2001, from 114.41 relative to the dollar at the end of 2000 to 124.65 relative to the dollar at the end of June 30, 2001, a fall of more than 8%. To US investors in foreign equities denominated in any of these currencies, this translates into a further reduction in value in addition to the declining prices of the stocks on their local exchanges. As such, although the Japanese component of the MSCI EAFE Index gained 0.1% in the first half of 2001, in US dollar terms this translated into an 8.3% decline. Similarly, while the MSCI United Kingdom lost 7.7% in local terms, this translated to a drop of 13.1% in US dollars; MSCI France's decline of 10.4% translated into a dollar-denominated loss of 19.2%.

Portfolio Matters

Net assets in the Fund declined from $84.0 million at the end of 2000 to $73.5 million at June 30, 2001. This represents a reduction of 12.9%, essentially equivalent to the decline in the benchmark Index during this period. Merrill Lynch International Index Fund invests all of its assets in Master International (GDP Weighted) Index Series, which has the same investment objective as the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the Index. The first is a statistically selected sample of stocks designed to replicate the returns of the Index, with share quantities designed to closely approximate each country's actual weight in the Index. In addition, the Series is able to purchase futures contracts in several of the major foreign markets that comprise the MSCI EAFE Index. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity. It is our goal to stay as close as possible to being 100% invested at all times. At June 30, 2001, the Series' equity portfolio was valued at $144.8 million. In addition, the underlying value of the Series' holdings of foreign futures contracts was approximately $2.4 million.

MSCI revises its set of GDP weights for the constituent countries on an annual basis on June 30. Each year these revisions reflect the latest gross domestic product data for each of the 21 components of the EAFE Index. In this year's annual event, of the Index's largest component countries, the greatest increase in GDP weight (when compared with the 2000 structure) was the 1% point decrease in the weight of Japan, which represents more than 34% of the GDP weighted Index as of June 30, 2001. In addition, there was a 0.47% decrease in the weight of Germany (now 13.85% of the Index). Offsetting these losses were the 0.26% increase in the weight of the United Kingdom (now 10.47%), and the addition of Greece, with a weight of 0.83%.

The Series revises its weighting scheme to maintain alignment with the MSCI EAFE GDP Weighted Index through a combination of basket trades and futures trades in the relevant countries. As a result of this year's rebalance, the weights (as a percentage of net assets) of the major markets were established at: Japan, 34.1%; Germany, 13.9%; United Kingdom, 10.5%; France, 9.6%; Italy, 7.9%; Spain, 4.1% and Australia, 2.9%. Of the remaining components of the Index, none was established with a weight greater than 3% at that time. Also as a result of the June 30, 2001 reweight, Greece was included in the MSCI EAFE Index, with an initial weight of 0.83%. This change re-established the number of countries in the MSCI EAFE Index at 21, from 20 since Malaysia was removed.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 8, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                           Merrill Lynch International Index Fund, June 30, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                        6 Month             12 Month           Since Inception
As of June 30, 2001                                  Total Return         Total Return           Total Return
=============================================================================================================
ML International Index Fund Class A Shares*             -13.10%              -24.79%                +27.80%
-------------------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*             -13.22               -25.03                 +26.46
-------------------------------------------------------------------------------------------------------------
MSCI EAFE Index--GDP Weighted**                         -12.94               -23.86                 +28.54
=============================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                               % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/01                                         -24.79%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/01                            + 5.98%
--------------------------------------------------------------------------------

                                                               % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/01                                         -25.03%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/01                            + 5.71%
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND     As of June 30, 2001
===================================================================================================================================
Assets:        Investment in Master International (GDP Weighted) Index Series,
               at value (identified cost--$63,935,038) ...........................................                     $ 73,559,190
               Prepaid registration fees and other assets ........................................                           32,539
                                                                                                                       ------------
               Total assets ......................................................................                       73,591,729
                                                                                                                       ------------
===================================================================================================================================
Liabilities:   Payables:
                  Distributor ....................................................................  $     8,418
                  Administrator ..................................................................        8,091              16,509
                                                                                                    -----------
               Accrued expenses and other liabilities ............................................                           92,783
                                                                                                                       ------------
               Total liabilities .................................................................                     $    109,292
                                                                                                                       ------------
===================================================================================================================================
Net Assets:    Net assets ........................................................................                     $ 73,482,437
                                                                                                                       ============
===================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                     $        320
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ...                              432
               Paid-in capital in excess of par ..................................................                       66,628,003
               Undistributed investment income--net ..............................................                          295,951
               Accumulated realized capital losses on investments and foreign currency
               transactions from the Series--net .................................................                       (1,480,295)
               Accumulated distributions in excess of realized capital gains on investments
               and foreign currency transactions from the Series--net ............................                       (1,586,126)
               Unrealized appreciation on investments and foreign currency transactions from the
               Series--net .......................................................................                        9,624,152
                                                                                                                       ------------
               Net assets ........................................................................                     $ 73,482,437
                                                                                                                       ============
===================================================================================================================================
Net Asset      Class A--Based on net assets of $31,368,996 and 3,201,924 shares outstanding ......                     $       9.80
Value:                                                                                                                 ============
               Class D--Based on net assets of $42,113,441 and 4,315,484 shares outstanding ......                     $       9.76
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND     For the Six Months Ended June 30, 2001
===================================================================================================================================
Investment
Income:        Investment income allocated from the Series
               (net of $122,325 foreign withholding tax) .........................................                     $    982,985
               Expenses allocated from the Series ................................................                         (114,103)
                                                                                                                       ------------
               Net investment income from the Series .............................................                          868,882
                                                                                                                       ------------
===================================================================================================================================
Expenses:      Administration fee ................................................................  $   131,698
               Account maintenance fee--Class D ..................................................       54,554
               Transfer agent fees ...............................................................       24,619
               Printing and shareholder reports ..................................................       24,222
               Registration fees .................................................................       15,407
               Professional fees .................................................................       12,603
               Directors' fees and expenses ......................................................          611
               Accounting services ...............................................................           61
               Other .............................................................................        1,949
                                                                                                    -----------
               Total expenses before reimbursement ...............................................      265,724
               Reimbursement of expenses .........................................................      (73,702)
                                                                                                    -----------
               Total expenses after reimbursement ................................................                          192,022
                                                                                                                       ------------
               Investment income--net ............................................................                          676,860
                                                                                                                       ------------
===================================================================================================================================
Realized &     Realized loss from the Series on:
Unrealized        Investments--net ...............................................................     (696,583)
Loss From the     Foreign currency transactions--net .............................................     (284,702)           (981,285)
Series--Net:                                                                                        -----------
               Change in unrealized appreciation on investments and foreign
               currency transactions from the Series--net ........................................                      (10,661,856)
                                                                                                                       ------------
               Net Decrease in Net Assets Resulting from Operations ..............................                     $(10,966,281)
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch International Index Fund, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six         For the
INTERNATIONAL                                                                                       Months Ended       Year Ended
INDEX FUND       Increase (Decrease) in Net Assets:                                                June 30, 2001      Dec. 31, 2000
===================================================================================================================================
Operations:      Investment income--net ..........................................................  $   676,860        $    963,934
                 Realized gain (loss) on investments and foreign currency transactions
                 from the Series--net ............................................................     (981,285)          4,437,160
                 Change in unrealized appreciation on investments and foreign currency
                 transactions from the Series--net ...............................................  (10,661,856)        (26,419,046)
                                                                                                    -----------        ------------
                 Net decrease in net assets resulting from operations ............................  (10,966,281)        (21,017,952)
                                                                                                    -----------        ------------
===================================================================================================================================
Dividends &      Investment income--net:
Distributions to    Class A ......................................................................           --             (81,143)
Shareholders:       Class D ......................................................................           --             (79,219)
                 Realized gain on investments from the Series--net:
                    Class A ......................................................................     (217,264)         (1,968,799)
                    Class D ......................................................................     (281,746)         (1,933,916)
                 In excess of realized gain on investments from the Series--net:
                    Class A ......................................................................           --          (2,026,432)
                    Class D ......................................................................           --          (1,990,526)
                                                                                                    -----------        ------------
                 Net decrease in net assets resulting from dividends and distributions
                 to shareholders .................................................................     (499,010)         (8,080,035)
                                                                                                    -----------        ------------
===================================================================================================================================
Capital Share    Net increase (decrease) in net assets derived from capital share transactions ...      937,352         (21,799,096)
Transactions:                                                                                       -----------        ------------
===================================================================================================================================
Net Assets:      Total decrease in net assets ....................................................  (10,527,939)        (50,897,083)
                 Beginning of period .............................................................   84,010,376         134,907,459
                                                                                                    -----------        ------------
                 End of period* ..................................................................  $73,482,437        $ 84,010,376
                                                                                                    ===========        ============
===================================================================================================================================
                *Undistributed (accumulated distributions in excess of) investment income--net ...  $   295,951        $   (380,909)
                                                                                                    ===========        ============
===================================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                                                                        ------------------------------------------------------------
                                                                           For the                                        For the
               The following per share data and ratios have been derived  Six Months          For the Year Ended          Period
MERRILL LYNCH  from information provided in the financial statements.      Ended                 December 31,         Apr. 9, 1997+
INTERNATIONAL                                                             June 30,     ------------------------------   to Dec. 31,
INDEX FUND     Increase (Decrease) in Net Asset Value:                      2001          2000       1999       1998        1997
====================================================================================================================================
Per Share      Net asset value, beginning of period ..................  $  11.36       $  15.13   $  12.04   $  10.56   $  10.00
Operating                                                               --------       --------   --------   --------   --------
Performance:   Investment income--net ................................       .10+++         .14+++     .13+++     .15+++     .10
               Realized and unrealized gain (loss) on investments and
               foreign currency transactions from the Series--net ....     (1.59)         (2.82)      3.59       2.52        .75
                                                                        --------       --------   --------   --------   --------
               Total from investment operations ......................     (1.49)         (2.68)      3.72       2.67        .85
                                                                        --------       --------   --------   --------   --------
               Less dividends and distributions:
                  Investment income--net ............................         --           (.02)      (.09)      (.12)      (.12)
                  In excess of investment income--net ...............         --             --         --       (.04)      (.02)
                  Realized gain on investments from the Series--net .       (.07)          (.53)      (.54)     (1.03)      (.15)
                  In excess of realized gain on investments from
                  the Series--net ...................................         --           (.54)        --         --         --
                                                                        --------       --------   --------   --------   --------
               Total dividends and distributions .....................      (.07)         (1.09)      (.63)     (1.19)      (.29)
                                                                        --------       --------   --------   --------   --------
               Net asset value, end of period ........................  $   9.80       $  11.36   $  15.13   $  12.04   $  10.56
                                                                        ========       ========   ========   ========   ========
================================================================================================================================
Total          Based on net asset value per share ....................   (13.10%)++++   (17.80%)    31.29%     25.65%      8.45%++++
Investment                                                              ========       ========   ========   ========   ========
Return:
================================================================================================================================
Ratios to      Expenses, net of reimbursement++ ......................      .65%*          .65%       .64%       .64%       .86%*
Average                                                                 ========       ========   ========   ========   ========
Net Assets:    Expenses++ ............................................      .84%*          .71%       .69%       .76%      1.10%*
                                                                        ========       ========   ========   ========   ========
               Investment income--net ................................     1.88%*         1.02%      1.05%      1.26%      1.64%*
                                                                        ========       ========   ========   ========   ========
================================================================================================================================
Supplemental   Net assets, end of period (in thousands) ..............  $ 31,369       $ 37,387   $104,427   $118,692   $115,190
Data:                                                                   ========       ========   ========   ========   ========
================================================================================================================================

                                                                                                   Class D
                                                                        ------------------------------------------------------------
                                                                           For the                                        For the
               The following per share data and ratios have been derived  Six Months          For the Year Ended          Period
MERRILL LYNCH  from information provided in the financial statements.      Ended                 December 31,         Apr. 9, 1997+
INTERNATIONAL                                                             June 30,     ------------------------------   to Dec. 31,
INDEX FUND     Increase (Decrease) in Net Asset Value:                      2001          2000       1999       1998        1997
====================================================================================================================================
Per Share      Net asset value, beginning of period ..................  $  11.33       $  15.13   $  12.05   $  10.56   $  10.00
Operating                                                               --------       --------   --------   --------   --------
Performance:   Investment income--net ................................       .09+++         .09+++     .08+++     .13+++     .15
               Realized and unrealized gain (loss) on investments
               and foreign currency transactions from the Series--net      (1.59)         (2.80)      3.61       2.51        .67
                                                                        --------       --------   --------   --------   --------
               Total from investment operations ......................     (1.50)         (2.71)      3.69       2.64        .82
                                                                        --------       --------   --------   --------   --------
               Less dividends and distributions:
                  Investment income--net ............................         --           (.02)      (.07)      (.09)      (.10)
                  In excess of investment income--net ...............         --             --         --       (.03)      (.01)
                  Realized gain on investments from the Series--net .       (.07)          (.53)      (.54)     (1.03)      (.15)
                  In excess of realized gain on investments from
                  the Series--net ...................................         --           (.54)        --         --         --
                                                                        --------       --------   --------   --------   --------
               Total dividends and distributions .....................      (.07)         (1.09)      (.61)     (1.15)      (.26)
                                                                        --------       --------   --------   --------   --------
               Net asset value, end of period ........................  $   9.76       $  11.33   $  15.13   $  12.05   $  10.56
                                                                        ========       ========   ========   ========   ========
================================================================================================================================
Total          Based on net asset value per share ....................   (13.22%)++++   (18.00%)    30.95%     25.40%      8.22%++++
Investment                                                              ========       ========   ========   ========   ========
Return:
================================================================================================================================
Ratios to      Expenses, net of reimbursement++ ......................      .90%*          .89%       .89%       .89%      1.11%*
Average                                                                 ========       ========   ========   ========   ========
Net Assets:    Expenses++ ............................................     1.09%*          .96%       .95%      1.02%      1.35%*
                                                                        ========       ========   ========   ========   ========
               Investment income--net ................................     1.65%*          .67%       .65%      1.14%      1.67%*
                                                                        ========       ========   ========   ========   ========
================================================================================================================================
Supplemental   Net assets, end of period (in thousands) ..............  $ 42,113       $ 46,623   $ 30,480   $ 14,802   $ 20,536
Data:                                                                   ========       ========   ========   ========   ========
================================================================================================================================

   *  Annualized.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Series' allocated expenses. +++ Based on average shares outstanding.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch International Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (GDP Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2001 was 49.7%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, FAM earned fees of $131,698, of which $73,702 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $9,187,664 and $9,157,532, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $937,352 and ($21,799,096) for the six months ended June 30, 2001 and for the year ended December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2001                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...................................     672,011       $   7,067,400
Shares issued to shareholders
in reinvestment of distributions ..............      19,134             203,975
                                                 ----------       -------------
Total issued ..................................     691,145           7,271,375
Shares redeemed ...............................    (781,159)         (8,326,197)
                                                 ----------       -------------
Net decrease ..................................     (90,014)      $  (1,054,822)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2000                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...................................   4,381,300       $  62,298,425
Shares issued to shareholders in reinvestment
of dividends and distributions ................     334,826           3,830,413
                                                 ----------       -------------
Total issued ..................................   4,716,126          66,128,838
Shares redeemed ...............................  (8,327,579)       (116,020,925)
                                                 ----------       -------------
Net decrease ..................................  (3,611,453)      $ (49,892,087)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended June 30, 2001                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...................................     944,177       $  10,080,537
Shares issued to shareholders
in reinvestment of distributions ..............      24,908             264,516
                                                 ----------       -------------
Total issued ..................................     969,085          10,345,053
Shares redeemed ...............................    (769,682)         (8,352,879)
                                                 ----------       -------------
Net increase ..................................     199,403       $   1,992,174
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2000                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...................................   3,129,768       $  42,919,445
Shares issued to shareholders in reinvestment
of dividends and distributions ................     309,675           3,533,383
                                                 ----------       -------------
Total issued ..................................   3,439,443          46,452,828
Shares redeemed ...............................  (1,338,493)        (18,359,837)
                                                 ----------       -------------
Net increase ..................................   2,100,950       $  28,092,991
                                                 ==========       =============
-------------------------------------------------------------------------------


                                     8 & 9

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                   Master International (GDP Weighted) Index Series
                   ==================================================================================================
                                                                                         Shares
COUNTRY            Investments                                                            Held                 Value
=====================================================================================================================
Australia          AMP Diversified Property Trust                                        54,425           $    67,308
                   AMP Limited                                                           23,575               263,442
                   Australian Gas Light Company Limited                                  11,511                49,597
                 + BHP Billiton Limited                                                  35,132               190,110
                   Boral Limited                                                         17,496                25,576
                   Brambles Industries Limited                                            4,925               120,115
                   Broken Hill Proprietary Company Limited                               32,985               174,133
                   CSL Limited                                                            3,056                74,066
                   CSR Limited                                                           36,091               130,199
                   Coca-Cola Amatil Limited                                              21,581                52,633
                   Coles Myer Limited                                                    25,099                80,597
                   Commonwealth Bank of Australia                                        24,215               420,169
                   Computershare Limited                                                 10,492                32,786
                   Foster's Brewing Group Limited                                        45,132               125,665
                   Lend Lease Corporation Limited                                        11,850                75,563
                   National Australia Bank Limited                                       28,350               504,906
                   The News Corporation Limited                                          36,683               335,850
                   The News Corporation Limited (Preferred)                              38,953               312,120
                   Normandy Mining Limited                                               54,244                34,176
                   OneSteel Limited                                                      22,147                10,353
                   Pacific Dunlop Limited                                                36,723                15,674
                   Rio Tinto Limited                                                      6,730               116,742
                   Santos Limited                                                        14,711                48,511
                   Smith (Howard) Limited                                                10,458                72,102
                   Southcorp Limited                                                      2,981                11,523
                   TABCORP Holdings Limited                                              11,108                53,618
                   Telstra Corporation Limited                                          140,360               383,685
                   WMC Limited                                                           22,841               111,181
                   Wesfarmers Limited                                                     6,455                88,915
                   Westfield Trust                                                       75,347               128,557
                   Westpac Banking Corporation Limited                                   33,995               249,731
                   Woolworths Limited                                                    21,218               118,590

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Australia (Cost--$4,527,435)--3.0%                                  4,478,193
=====================================================================================================================
Austria            Austria Tabakwerke AG                                                  2,084               145,556
                   Austrian Airlines/Osterreichische Luftverkehrs AG                      4,421                42,668
                   BBAG Oesterreichische Brau-Beteiligungs AG                             1,069                39,097
                   BWT AG                                                                 2,146                60,863
                   Boehler-Uddeholm AG                                                    1,361                50,698
                   Erste Bank der oesterreichischen Sparkassen AG                         3,602               179,430
                   Flughafen Wien AG                                                      3,702               119,880
                   Generali Holding Vienna AG                                             1,001               128,812
                 + Lenzing AG                                                               500                34,922
                   Mayr-Melnhof Karton AG                                                 1,585                70,152
                   OMV AG                                                                 3,477               291,419
                   Oesterreichische Elektrizitaets-wirtschafts-AG "Verbund" 'A'           4,008               332,531
                   RHI AG                                                                 2,590                50,432
                 + Telekom Austria AG                                                    32,445               199,143
                   VA Technologie AG                                                      1,956                63,009
                   Wienerberger Baustoffindustrie AG                                      9,031               152,913

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Austria (Cost--$2,274,465)--1.3%                                    1,961,525
=====================================================================================================================
Belgium            Agfa Gevaert NV                                                        5,882                84,655
                   Barco NV (New Shares)                                                    520                23,354
                   Bekaert NV                                                             1,022                36,322
                   Colruyt NV                                                             1,570                53,034
                   Compagnie Maritime Belge SA (CMB)                                        628                38,838
                   Delhaize "Le Lion" SA                                                    693                40,981
                   Delhaize "Le Lion" SA (ADR)*                                             950                55,717
                   D'leteren SA                                                             222                34,864
                   Electrabel SA                                                          1,549               305,815
                   Fortis 'B'                                                            22,427               541,121
                   Glaverbel SA                                                             281                21,208
                   Groupe Bruxelles Lambert SA                                            4,208               235,837
                   Interbrew                                                              5,197               139,033
                   KBC Bancassurance Holding                                             11,290               401,441
                   Solvay SA                                                              3,526               174,629
                   UCB SA                                                                 6,133               213,140
                   Union Miniere SA                                                       1,057                41,969

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Belgium (Cost--$2,704,736)--1.6%                                    2,441,958
=====================================================================================================================
Denmark            A/S Dampskibsselskabet Svendborg 'B'                                      21               188,651
                   Bang & Olufsen Holding A/S 'B'                                           392                 9,049
                   Carlsberg A/S 'A'                                                      1,732                63,025
                   Carlsberg A/S 'B'                                                        152                 6,361
                   D/S 1912 'B'                                                              24               166,477
                   Danisco A/S                                                            1,498                54,851
                   Danske Bank                                                           17,828               320,312
                 + The East Asiatic Company Ltd. A/S                                        555                12,875
                   FLS Industries A/S 'B'                                                 1,417                15,146
                   Falck A/S                                                                568                64,912
                 + ISS A/S                                                                1,052                61,608
                   NKT Holding A/S                                                          750                10,234
                 + Navision Software A/S                                                  1,096                23,306
                   Novo Nordisk A/S 'B'                                                   7,507               332,070
                   Novozymes A/S 'B'                                                      2,059                42,964
                   SAS Danmark A/S                                                        1,680                15,474
                   TDC A/S                                                                3,735               134,637
                 + Topdanmark A/S                                                           907                23,980
                   Vestas Wind Systems A/S                                                3,008               140,241
                 + William Demant A/S                                                     2,030                56,556

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Denmark (Cost--$1,405,765)--1.2%                                    1,742,729
=====================================================================================================================
Finland            Metso Oyj                                                              1,800                19,963
                   Nokia Oyj 'A'                                                         44,499             1,008,502
                   Nokia Oyj 'A' (ADR)*                                                   1,270                27,991
                   Pohjola Group Insurance Corporation 'A'                                  444                 8,273
                   Pohjola Group Insurance Corporation 'B'                                  829                16,107
                   Sampo Insurance Company Ltd. 'A'                                       8,290                70,534
                   Sonera Oyj                                                             7,811                60,904
                   Tietoenator Oyj                                                          643                14,317
                   UPM-Kymmene Oyj                                                        4,302               121,609

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Finland (Cost--$1,334,493)--0.9%                                    1,348,200
=====================================================================================================================
France             Accor SA                                                               3,374               142,393
                   Air Liquide                                                            1,523               218,806
                   Alcatel                                                               19,411               405,904
                   Aventis SA                                                            12,360               986,753
                   Axa                                                                   26,651               759,236
                   Banque Nationale de Paris (BNP)                                        7,018               610,780
                   Bouygues SA                                                            6,819               230,457
                   Cap Gemini SA                                                          1,958               142,557
                   Carrefour SA                                                          11,043               584,313
                   Casino Guichard Perrach (Warrants) (c)                                   121                   610
                   Casino Guichard Perrach (Warrants) (c)                                   121                   700
                   Coflexip                                                                 321                46,471
                   Compagnie de Saint Gobain                                              1,571               213,466
                   Compagnie Francaise d'Etudes et de Construction (Technip SA)             270                34,287
                   Compagnie Generale des Etablissements Michelin 'B'                     2,380                75,297
                   Dassault Systemes SA                                                   1,763                67,941
                   Essilor International SA                                                 194                55,513
                   Etablissements Economiques du Casino Guichard-Perrachon SA             1,704               143,756
                   Eurazeo                                                                  830                48,133
                   France Telecom SA                                                     16,185               771,435
                   Gecina                                                                   520                43,077
                   Groupe Danone                                                          2,364               324,421
                   Imetal SA                                                                298                29,518
                   L'Oreal SA                                                            10,615               685,233
                   LVMH (Louis Vuitton Moet Hennessy)                                     7,651               385,402
                   Lafarge SA (Ordinary)                                                  2,274               194,442
                   Lagardere S.C.A.                                                       3,198               150,533
                 + PSA Peugeot Citroen                                                      781               212,045
                   Pechiney SA 'A'                                                        1,345                68,321
                   Pernod Ricard                                                          1,129                79,141
                   Pinault-Printemps-Redoute SA                                           2,082               301,408
                   Publicis SA                                                            2,204                53,365
                   STMicroelectronics NV                                                 13,894               482,269
                   Sagem SA (New Shares)                                                    592                29,069
                   Sanofi-Synthelabo SA                                                  12,039               789,897
                   Schneider SA                                                           3,079               170,216
                   Societe BIC SA                                                         1,012                36,841
                   Societe Generale 'A'                                                   6,783               401,687
                   Societe Generale d'Entreprises SA                                      1,282                81,672
                   Sodexho Alliance SA                                                    3,500               163,415
                 + Suez Lyonnaise des Eaux SA                                             4,785                    41
                   Suez SA                                                               15,850               509,907
                   Thomson CSF                                                            2,791               101,060
                 + Total Fina Elf SA                                                        939               130,214
                   Total Fina SA                                                          4,140                    35
                   Total Fina SA 'B'                                                     10,846             1,518,740
                   Usinor SA                                                              6,022                63,167
                   Valeo SA                                                               2,059                83,131
                   Vivendi Universal SA                                                  13,603               792,897
                   Vivendi Universal SA (ADR)*                                            3,393               196,794

                   --------------------------------------------------------------------------------------------------
                   Total Investments in France (Cost--$11,551,626)--9.2%                                   13,616,766
=====================================================================================================================


                                    10 & 11

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master International (GDP Weighted) Index Series (continued)
                   ==================================================================================================
                                                                                         Shares
COUNTRY            Investments                                                            Held                 Value
=====================================================================================================================
Germany            Adidas-Salomon AG                                                      1,528           $    93,605
                   Allianz AG (Registered Shares)                                         7,563             2,207,378
                   BASF AG                                                               19,899               785,047
                   Bayer AG                                                              22,701               890,785
                   Bayerische Hypo- und Vereinsbank AG                                   15,781               780,235
                   Beiersdorf AG                                                          2,793               292,022
                   Buderus AG                                                             2,734                62,494
                   Continental AG                                                         4,191                57,408
                   DaimlerChrysler AG                                                    30,819             1,415,457
                   Deutsche Bank AG (Registered Shares)                                  19,008             1,362,042
                   Deutsche Lufthansa AG (Registered Shares)                             11,693               184,226
                   Deutsche Telekom AG (Registered Shares)                               89,658             2,043,348
                   Douglas Holding AG                                                     1,055                28,456
                   Dresdner Bank AG (Registered Shares)                                  16,401               749,100
                   Dyckerhoff AG (Preferred)                                              1,200                22,553
                   E.On AG                                                               23,069             1,199,155
                 + EM.TV & Merchandising AG                                               5,567                10,086
                   Epcos AG                                                               2,050               111,612
                   Fresenius Medical Care AG                                              2,964               208,023
                   Gehe AG                                                                2,127                82,653
                   Heidelberger Zement AG                                                   649                27,884
                   Heidelberger Zement AG                                                 1,174                50,441
                 + Heidelberger Zement AG                                                 1,292                    11
                   Hochtief AG                                                            2,085                35,215
                   Hugo Boss AG (Preferred)                                                 183                51,049
                   Kamps AG                                                               2,691                24,468
                   Karstadt AG                                                            3,883               114,959
                   Linde AG                                                               3,685               156,516
                   MAN AG                                                                 4,236                90,731
                   Merck KGaA                                                             5,391               187,262
                   Metro AG                                                              10,097               377,143
                   Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)      5,492             1,530,624
                   Preussag AG                                                            6,222               188,578
                   ProSieben Sat.1 Media AG (Preferred)                                   4,900                71,020
                 + QIAGEN NV                                                              4,500                99,052
                   RWE AG                                                                16,353               650,412
                   RWE AG (Preferred)                                                     2,149                64,223
                   SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)       9,812             1,361,574
                 + SGL Carbon AG                                                            974                33,973
                   Schering AG                                                            6,579               345,326
                   Siemens AG                                                            26,867             1,649,087
                   Siemens AG (ADR)*                                                        860                53,225
                   Thyssen Krupp AG                                                      17,773               233,223
                   Volkswagen AG                                                         10,143               476,582
                   Volkswagen AG (Preferred)                                              3,291               101,388
                   WCM Beteiligungs- und Grundbesitz AG                                   7,832                83,877

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Germany (Cost--$21,140,608)--13.9%                                 20,643,528
=====================================================================================================================
Hong Kong          ASM Pacific Technology Limited                                         5,004                 9,014
                   Bank of East Asia, Ltd.                                               15,267                35,428
                   CLP Holdings Limited                                                  31,200               131,202
                   Cathay Pacific Airways                                                33,263                44,778
                   Hang Seng Bank Limited                                                18,653               191,315
                   Henderson Land Development Company Limited                            29,491               130,443
                   Hong Kong and China Gas Company Ltd.                                  50,476                63,743
                   Hutchison Whampoa Limited                                             41,878               422,812
                   Johnson Electric Holdings Limited                                     36,427                49,738
                   Li & Fung Limited                                                     26,719                43,847
                 + New World Development Company Ltd.                                    24,478                29,813
                 + Pacific Century CyberWorks Limited                                   142,871                40,755
                   Shangri-La Asia Limited                                               24,350                21,541
                   Sino Land Company Limited                                             39,880                16,617
                   Sun Hung Kai Properties Ltd.                                          25,896               233,233
                   Swire Pacific Limited 'A'                                             15,609                80,848
                   Television Broadcasts Ltd.                                             4,646                19,537
                   Wharf (Holdings) Ltd.                                                 25,107                52,307

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Hong Kong (Cost--$1,736,926)--1.1%                                  1,616,971
=====================================================================================================================
Ireland            Allied Irish Banks PLC                                                10,636               118,859
                   CRH PLC                                                                5,795                97,140
                   DCC PLC                                                                2,871                26,736
                   eircom PLC                                                            73,512                80,906
                 + Elan Corporation PLC                                                     865                53,459
                 + Elan Corporation PLC (ADR)*                                            5,255               320,555
                   Greencore Group PLC                                                    6,257                13,508
                 + IONA Technologies PLC                                                    708                27,272
                   Independent News & Media PLC                                          17,224                34,267
                   Irish Life & Permanent PLC                                                51                   596
                   Jefferson Smurfit Group PLC                                           36,239                66,882
                   Jurys Doyle Hotel Group PLC                                            1,930                14,297
                   Kerry Group PLC 'A'                                                    5,728                65,466
                   Ryanair Holdings PLC                                                   7,663                79,472
                   Waterford Wedgwood PLC                                                24,034                21,975

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Ireland (Cost--$953,822)--0.7%                                      1,021,390
=====================================================================================================================
Italy            + Alitalia SpA                                                          26,811                32,685
                   Assicurazioni Generali                                                41,018             1,232,767
                   Autogrill SpA                                                          8,824                95,098
                   Autostrade-Concessioni e Costruzioni Autostrade SpA                   42,001               272,730
                   Banca di Roma SpA                                                     45,033               137,250
                   Banca Intesa SpA                                                     188,424               665,197
                   Banca Intesa SpA                                                      13,658                31,220
                   Banca Popolare di Milano (BPM)                                        10,404                40,957
                   Benetton Group SpA                                                     8,283               111,069
                   Bipop-Carire SpA                                                      63,877               240,108
                   Bulgari SpA                                                           10,048               105,227
                   ENI SpA                                                              126,196             1,538,460
                   ENI SpA (ADR)*                                                         1,875               115,687
                   Enel SpA                                                             217,872               665,866
                   Fiat SpA                                                              11,323               221,438
                   Fiat SpA (Preferred)                                                   4,334                56,212
                   Fiat SpA (RNC)                                                         3,627                43,234
                   Gruppo Editoriale L'Espresso SpA                                      11,959                45,155
                   Italcementi SpA                                                        9,807                76,716
                   Italgas SpA                                                           12,139               106,366
                   La Rinascente SpA                                                      4,600                19,861
                   Mediaset SpA                                                          42,118               354,432
                   Mediobanca SpA                                                        21,385               228,479
                   Mondadori (Arnoldo) Editore SpA                                        4,820                34,318
                   Parmalat Finanziaria SpA                                              38,652               103,077
                   Pirelli SpA                                                           72,496               201,924
                   Riunione Adriatica di Sicurta SpA                                     27,847               342,313
                   San Paolo-IMI SpA                                                     48,163               617,330
                   Snia SpA                                                              26,845                48,636
                   Telecom Italia Mobile (TIM) SpA                                      280,214             1,428,120
                   Telecom Italia SpA                                                   121,799             1,093,019
                   Telecom Italia SpA (Registered Shares)                                35,403               169,043
                 + Tiscali SpA                                                            2,880                24,358
                   Unicredito Italiano SpA                                              170,244               730,732

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Italy (Cost--$10,438,282)--7.6%                                    11,229,084
=====================================================================================================================
Japan              The 77 Bank, Ltd.                                                     12,000                67,832
                   Acom Co., Ltd.                                                         3,500               308,972
                   Advantest Corporation                                                  3,100               265,707
                   Ajinomoto Co., Inc.                                                   23,000               246,745
                   Alps Electric Co., Ltd.                                                5,000                46,584
                   Amada Co., Ltd.                                                        4,000                20,237
                   Aoyamma Trading Co., Ltd.                                              2,700                36,283
                   The Asahi Bank, Ltd.                                                  83,000               179,682
                   Asahi Breweries Limited                                               19,000               213,125
                   Asahi Chemical Industry Co., Ltd.                                     42,000               176,459
                   Asahi Glass Company, Limited                                          31,000               257,505
                   Asatsu-Dk Inc.                                                           500                10,143
                   Autobacs Seven Co., Ltd.                                               1,600                44,259
                   The Bank of Fukuoka, Ltd.                                              4,000                17,960
                   The Bank of Yokohama, Ltd.                                            31,000               126,267
                   Benesse Corporation                                                    2,600                81,511
                   Bridgestone Corp.                                                     25,000               261,586
                   CSK Corporation                                                        3,200                99,551
                   Canon, Inc.                                                           24,000               969,852
                   Casio Computer Co., Ltd.                                              12,000                69,756
                   Central Japan Railway Company                                             57               354,193
                   Chugai Pharmaceutical Co., Ltd.                                        9,000               136,891
                   The Chuo Trust & Banking Co., Ltd.                                    21,000                37,211
                   Citizen Watch Co.                                                     11,000                67,030
                   Cosmo Oil Co., Ltd.                                                   34,000                84,509
                   Credit Saison Co., Ltd.                                                6,800               165,202
                   Dai Nippon Printing Co., Ltd.                                         20,000               244,067
                   Daicel Chemical Industries, Ltd.                                       3,000                10,487


                                    12 & 13

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master International (GDP Weighted) Index Series (continued)
                   ==================================================================================================
                                                                                         Shares
COUNTRY            Investments                                                            Held                 Value
=====================================================================================================================
Japan            + The Daiei, Inc.                                                       24,000           $    45,606
(continued)        Daiichi Pharmaceutical Co., Ltd.                                      10,000               231,318
                   Daikin Industries, Ltd.                                                5,000                92,607
                   The Daimaru, Inc.                                                     14,000                58,708
                   Dainippon Ink and Chemicals, Inc.                                     30,000                84,189
                   Dainippon Screen Mfg. Co., Ltd.                                        8,000                33,355
                   Daito Trust Construction Co., Ltd.                                     1,600                27,133
                 + The Daiwa Bank, Ltd.                                                  58,000                75,337
                   Daiwa House Industry Co., Ltd.                                        15,000               117,623
                   Daiwa Securities Group Inc.                                           32,000               334,830
                   Denki Kagaku Kogyo Kabushiki Kaisha                                    2,000                 6,783
                   Denso Corporation                                                     22,000               419,820
                   East Japan Railway Company                                                97               559,974
                   Ebara Corporation                                                     14,000               115,731
                   Eisai Company, Ltd.                                                    7,000               156,871
                   Fanuc Ltd.                                                             6,000               298,749
                   Fuji Machine Mfg. Co., Ltd.                                              500                 9,161
                   Fuji Photo Film                                                       13,000               560,776
                   Fuji Soft ABC Incorporated                                               400                23,509
                   Fuji Television Network, Incorporated                                     12                68,987
                   Fujikura Ltd.                                                         13,000                79,217
                   Fujitsu Limited                                                       48,000               504,169
                   The Furukawa Electric Co., Ltd.                                       22,000               175,513
                   The Gunma Bank Ltd.                                                   19,000                90,643
                   Hankyu Department Stores, Inc.                                        10,000                59,493
                   Hirose Electric Co., Ltd.                                              1,000                76,171
                   Hitachi Ltd.                                                          82,000               805,404
                 + The Hokuriku Bank, Ltd.                                                5,000                 9,181
                   Honda Motor Co., Ltd.                                                 25,000             1,098,461
                   Hoya Corporation                                                       3,000               190,026
                   ITOCHU Corporation                                                    35,000               142,279
                   Isetan Company Ltd.                                                    7,000                74,086
                 + Ishihara Sangyo Kaisha, Ltd.                                           1,000                 2,245
                   Ishikawajima-Harima Heavy Industries Co., Ltd.                        24,000                59,269
                   Ito-Yokado Co., Ltd.                                                  10,000               461,033
                   JGC Corporation                                                       10,000                83,387
                   JUSCO Co., Ltd.                                                        8,000               176,395
                   Japan Airlines Company, Ltd. (JAL)                                    47,000               151,114
                   Japan Energy Corp.                                                    49,000               103,720
                   The Japan Steel Works, Ltd.                                           35,000                50,513
                   Japan Tobacco, Inc.                                                       50               344,772
                   The Joyo Bank, Ltd.                                                   28,000                83,964
                   Kajima Corporation                                                    31,000                79,041
                   Kaken Pharmaceutical Co., Ltd.                                         6,000                51,139
                 + Kanebo, Ltd.                                                           7,000                18,297
                   Kaneka Corporation                                                    13,000               117,680
                   Kansai Electric Power Company, Inc.                                   23,100               391,729
                   Kao Corporation                                                       19,000               472,258
                 + Kawasaki Heavy Industries Ltd.                                        52,000                85,888
                   Kawasaki Kisen Kaisha, Ltd.                                            2,000                 3,801
                   Kawasaki Steel Corporation                                            83,000                98,493
                   Keihin Electric Express
                   Railway Co., Ltd.                                                     20,000                86,754
                   Kinden Corporation                                                    12,000                74,567
                 + Kinki Nippon Railway Co., Ltd.                                        30,000               120,269
                   Kirin Brewery Company, Ltd.                                           27,000               229,691
                   Kokuyo Co., Ltd.                                                       5,000                52,518
                   Komatsu Ltd.                                                          29,000               133,002
                   Konami Co., Ltd.                                                       2,900               132,304
                   Konica Corporation                                                     2,000                14,689
                   Kubota Corporation                                                    45,000               178,961
                   Kuraray Co., Ltd.                                                      3,000                22,322
                   Kurita Water Industries Ltd.                                           5,000                68,794
                   Kyocera Corporation                                                    5,100               449,808
                   Kyowa Hakko Kogyo Co., Ltd.                                            6,000                39,929
                   Maeda Road Construction Co., Ltd.                                     14,000                56,126
                 + Marubeni Corporation                                                  39,000                75,048
                   Marui Co., Ltd.                                                        9,000               129,891
                   Matsushita Electric Industrial Company, Ltd.                          52,000               813,855
                   Meitec Corp.                                                             400                13,374
                   Minebea Company Ltd.                                                  11,000                72,410
                   Mitsubishi Chemical Corporation                                       60,000               160,680
                   Mitsubishi Corporation                                                40,000               322,322
                   Mitsubishi Electric Corporation                                       54,000               267,575
                   Mitsubishi Estate Company, Limited                                    41,000               377,061
                   Mitsubishi Gas Chemical Company, Inc.                                  2,000                 8,034
                   Mitsubishi Heavy Industries, Ltd.                                     92,000               419,724
                   Mitsubishi Logistics Corp.                                             7,000                63,759
                   Mitsubishi Materials Corporation                                      37,000                79,209
                   Mitsubishi Tokyo Financial Group, Inc.                                   146             1,217,447
                   Mitsui & Co., Ltd.                                                    52,000               349,808
                   Mitsui Fudosan Co., Ltd.                                              27,000               290,956
                   Mitsui Marine and Fire Insurance Company, Ltd.                        19,000                97,194
                   Mitsui Mining & Smelting Co., Ltd.                                    18,000                79,522
                   Mitsukoshi, Ltd.                                                      15,000                62,179
                   Mizuho Holdings, Inc.                                                    231             1,074,246
                   Murata Manufacturing Co., Ltd.                                         5,700               378,873
                 + Mycal Corporation                                                     14,000                15,266
                   NEC Corporation                                                       46,000               621,472
                   NGK Insulators, Ltd.                                                   9,000                79,017
                   NGK Spark Plug Co., Ltd.                                               2,000                18,762
                   NSK Limited                                                           16,000                69,147
                   NTN Corporation                                                        3,000                 8,323
                 + Namco Ltd.                                                             2,800                50,289
                   Nichiei Co., Ltd.                                                      2,800                24,471
                   Nichirei Corporation                                                   1,000                 3,825
                   Nidec Corporation                                                      1,700                88,462
                   Nikon Corporation                                                      9,000                85,439
                   Nintendo Company Ltd.                                                  3,500               637,027
                   Nippon COMSYS Corporation                                              8,000               108,403
                   Nippon Express Co., Ltd.                                              29,000               130,909
                   Nippon Light Metal Co., Ltd.                                          38,000                43,874
                   Nippon Meat Packers, Inc.                                              9,000               109,036
                   Nippon Mitsubishi Oil Corp.                                           48,000               270,943
                   Nippon Sheet Glass Company, Ltd.                                      18,000               104,779
                   Nippon Steel Corporation                                             176,000               266,709
                   Nippon Telegraph & Telephone Corporation (NTT)                           331             1,725,064
                   Nippon Unipac Holding                                                     23               129,089
                   Nippon Yusen Kabushiki Kaisha                                         39,000               154,474
                   Nissan Motor Co., Ltd.                                               112,000               773,188
                   Nissin Food Products Co., Ltd.                                         5,300               110,487
                   Nitto Denko Corporation                                                4,000               115,459
                   The Nomura Securities Co., Ltd.                                       50,000               958,146
                   Noritake Co., Ltd.                                                    11,000                60,504
                   Obayashi Corporation                                                  22,000                85,552
                   Oji Paper Co., Ltd.                                                   28,000               138,518
                   Olympus Optical Co., Ltd.                                              4,000                64,080
                   Omron Corporation                                                      7,000               126,564
                   Onward Kashiyama Co., Ltd.                                             9,000                97,563
                   Oriental Land Co., Ltd                                                 2,600               193,040
                   Orix Corporation                                                       2,000               194,516
                   Osaka Gas Co.                                                         64,000               206,286
                   Pioneer Corporation                                                    6,000               182,328
                   Promise Co., Ltd.                                                      3,100               255,516
                   Rohm Company Ltd.                                                      2,900               450,625
                   SMC Corporation                                                        1,800               192,672
                   Sankyo Company, Ltd.                                                  15,000               270,606
                   Sanrio Company, Ltd.                                                     300                 3,945
                   Sanyo Electric Co., Ltd.                                              51,000               322,226
                   Secom Co., Ltd.                                                        7,500               418,538
                 + Sega Enterprises Ltd.                                                  4,300                76,195
                 + Seiyu, Ltd.                                                            5,000                14,873
                   Seino Transportation Co., Ltd.                                        14,000                91,036
                   Sekisui Chemical Co., Ltd.                                            20,000                82,745
                   Sekisui House, Ltd.                                                   20,000               169,820
                   Sharp Corporation                                                     34,000               463,438
                   Shimamura Co., Ltd.                                                      900                46,905
                   Shimano Inc.                                                           4,500                66,317
                   Shimizu Corporation                                                   26,000               106,110
                   Shin-Etsu Chemical Co., Ltd.                                          13,000               477,389
                   Shionogi & Co., Ltd.                                                  12,000               250,160
                   Shiseido Company, Limited                                             14,000               131,334
                   The Shizuoka Bank, Ltd.                                               20,000               167,736
                   Sho-Bond Corporation                                                   3,100                34,723
                 + Showa Denko K.K.                                                      19,000                27,117
                   Showa Shell Sekiyu K.K.                                                3,000                17,487
                   Skylark Co., Ltd.                                                      1,000                28,464
                   Softbank Corp.                                                         9,300               304,979
                   Sony Corporation                                                      23,800             1,564,785
                   The Sumitomo Bank, Ltd.                                              146,000             1,205,741
                   Sumitomo Chemical Co., Ltd.                                           43,000               194,107
                   Sumitomo Corporation                                                  26,000               181,992
                   Sumitomo Electric Industries                                          26,000               294,772
                   Sumitomo Heavy Industries, Ltd.                                       29,000                40,459
                   The Sumitomo Marine & Fire Insurance Co., Ltd.                        17,000                95,005
                 + Sumitomo Metal Industries, Ltd.                                      106,000                63,743
                   Sumitomo Metal Mining Co.                                              8,000                37,396
                   Sumitomo Osaka Cement Co., Ltd.                                        1,000                 2,085
                   Taiheiyo Cement Corporation                                            2,000                 4,233
                   Taisei Corporation                                                    11,000                26,812
                   Taiyo Yuden Co., Ltd.                                                  5,000               133,098
                   Taisho Pharmaceutical Company, Ltd.                                    9,000               169,219
                   Takara Shuzo Co., Ltd.                                                 6,000                79,041
                   Takashimaya Co., Ltd.                                                  9,000                62,781
                   Takeda Chemical Industries, Ltd.                                      22,000             1,023,092
                   Takefuji Corporation                                                   4,400               399,711
                   Takuma Co., Ltd.                                                       7,000                70,157
                   Teijin Limited                                                        31,000               174,238
                   Terumo Corporation                                                     6,000               110,167
                   Toda Corporation                                                       3,000                10,415
                   Toho Co., Ltd.                                                           700                83,627
                   Tohoku Electric Power Co., Inc.                                       14,700               239,853
                   The Tokio Marine & Fire Insurance Co. Ltd.                            35,000               326,932
                   Tokyo Broadcasting System, Inc.                                        3,000                57,729
                 + Tokyo Dome Corporation                                                18,000                53,400
                   Tokyo Electric Power                                                  34,100               883,122
                   Tokyo Electron Limited                                                 5,400               326,892
                   Tokyo Gas Co.                                                         95,000               288,687


                                    14 & 15

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master International (GDP Weighted) Index Series (continued)
                   ==================================================================================================
                                                                                         Shares
COUNTRY            Investments                                                            Held                 Value
=====================================================================================================================
Japan              Tokyu Corporation                                                     34,000           $   185,375
(concluded)        Toray Industries, Inc.                                                44,000               175,690
                   Toppan Printing Co., Ltd.                                             19,000               195,454
                   Toshiba Corporation                                                   98,000               517,816
                   Tosoh Corporation                                                      3,000                 8,756
                   Tostem Corporation                                                     9,000               147,931
                   Toto Limited                                                          13,000                90,579
                   Toyo Information Systems Co., Ltd.                                       400                15,555
                   Toyo Seikan Kaisha, Ltd.                                               6,000                85,920
                   Toyota Motor Corporation                                              96,800             3,407,248
                   Trans Cosmos Inc.                                                        700                28,343
                   Ube Industries, Ltd..                                                 13,000                26,267
                   Uni-Charm Corporation                                                    300                 9,718
                   Uny Co., Ltd.                                                          6,000                61,193
                   Wacoal Corp.                                                           5,000                53,520
                   World Co., Ltd.                                                        2,500                80,180
                   Yakult Honsha Co., Ltd.                                                2,000                21,568
                   Yamaha Corporation                                                     6,000                60,471
                   Yamanouchi Pharmaceutical Co., Ltd.                                   12,000               336,754
                   Yamato Transport Co., Ltd.                                            15,000               314,504
                   Yamazaki Baking Co., Ltd.                                             12,000                87,460
                   Yokogawa Electric Corporation                                          9,000                80,099

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Japan (Cost--$48,912,240)--32.9%                                   48,788,614
=====================================================================================================================
Netherlands        ABN AMRO Holding NV                                                   14,392               270,369
                 + ASM Lithography Holding NV                                             4,362                97,824
                   Aegon NV                                                              11,591               326,280
                   Akzo Nobel NV                                                          2,869               121,445
                   Buhrmann NV                                                            1,023                 9,648
                   Elsevier NV                                                            6,941                86,381
                   Getronics NV                                                           3,574                14,826
                   Hagemeyer NV                                                           1,219                23,478
                   Heineken NV                                                            3,773               152,141
                 + ING Groep NV                                                           9,317               608,936
                 + KPN NV                                                                11,568                65,616
                   Koninklijke Ahold NV                                                   7,769               243,358
                   Koninklijke (Royal) Philips Electronics NV                            12,188               323,068
                   Koninklijke Vopak NV                                                     582                11,948
                   Royal Dutch Petroleum Company                                         19,617             1,128,995
                   TNT Post Group NV                                                      4,580                95,579
                   Unilever NV 'A'                                                        5,331               319,536
                   Vedior NV 'A'                                                          1,201                10,879
                   Vendex KBB NV                                                            973                12,356
                   Wolters Kluwer NV 'A'                                                  2,752                73,973

                   --------------------------------------------------------------------------------------------------
                   Total Investments in the Netherlands (Cost--$3,776,817)--2.7%                            3,996,636
=====================================================================================================================
New Zealand        Auckland International Airport Limited                                22,501                34,364
                 + Brierley Investments Limited                                          74,128                19,663
                   Carter Holt Harvey Limited                                            94,922                64,854
                   Contact Energy Limited                                                31,055                37,443
                   Fisher & Paykel Industries Limited                                     7,200                34,145
                   Fletcher Building Limited                                             18,937                18,038
                 + Fletcher Challenge Forests Ltd.                                       49,639                 5,985
                   Fletcher Challenge Forests Ltd. (Preferred)                           94,137                11,350
                   Telecom Corporation of New Zealand Limited                           123,204               278,278
                   The Warehouse Group Limited                                           16,257                35,609

                   --------------------------------------------------------------------------------------------------
                   Total Investments in New Zealand (Cost--$771,569)--0.4%                                    539,729
=====================================================================================================================
Norway             Bergesen d.y. ASA 'A'                                                  3,326                60,564
                   Bergesen d.y. ASA 'B'                                                    300                 5,174
                   DNB Holding ASA                                                       41,119               178,378
                   Elkem ASA                                                              2,451                40,562
                   Frontline Limited                                                      1,697                29,083
                 + Kvaerner ASA 'A'                                                       5,654                39,668
                 + Merkantildata ASA                                                      9,743                16,176
                   Nera ASA                                                               6,500                19,634
                   Norsk Hydro ASA                                                       11,320               479,553
                   Norske Skogindustrier ASA                                              5,925                89,803
                 + Opticom ASA                                                              600                38,175
                   Orkla ASA 'A'                                                         12,394               224,358
                 + Petroleum Geo-Services                                                 5,450                55,166
                   SAS Norge ASA 'B'                                                      2,392                21,906
                   Schibsted ASA                                                          3,397                33,657
                   Smedvig ASA 'A'                                                        3,691                33,605
                   Smedvig ASA 'B'                                                          600                 4,820
                   Storebrand ASA                                                        11,855                84,444
                 + Tandberg ASA                                                           2,700                34,271
                   Telenor A/S                                                            3,474                14,326
                   Telenor A/S (ADR)*                                                     8,900               106,800
                   Tomra Systems ASA                                                      8,998               141,679

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Norway (Cost--$1,789,144)--1.2%                                     1,751,802
=====================================================================================================================
Portugal           BPI-SGPS, SA (Registered Shares)                                      20,082                46,584
                 + Banco Comercial Portugues, SA (BCP) (Registered Shares)               70,677               263,276
                   Banco Espirito Santo, SA (Registered Shares)                           6,201                84,784
                   Brisa-Auto Estradas de Portugal, SA                                    9,307                78,793
                   Cimpor-Cimentos de Portugal, SGPS, SA                                  4,194                81,310
                   Eletricidade de Portugal, SA (EDP)                                    94,891               226,544
                 + Jeronimo Martins SGPS, SA                                              2,971                19,116
                   Portucel-Empresa Produtora de Pasta e Papel, SA                       13,100                10,536
                 + Portugal Telecom SA (Registered Shares)                               41,128               286,908
                   Portugal Telecom, SGPS, SA (Rights) (b)                               37,260                 5,047
                   Sonae, SGPS, SA                                                       61,860                45,039

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Portugal (Cost--$1,652,246)--0.8%                                   1,147,937
=====================================================================================================================
Singapore          Capitaland Limited                                                    29,833                40,934
                 + Chartered Semiconductor Manufacturing Limited                          3,229                 8,081
                 + Chartered Semiconductor Manufacturing Limited (ADR)*                   1,120                28,224
                   City Developments Limited                                             16,535                63,980
                   Creative Technology Limited                                              900                 7,558
                   Cycle & Carriage Ltd.                                                  3,839                 6,742
                   DBS Group Holdings Limited                                            16,751               123,196
                   Fraser & Neave Limited (Ordinary)                                      4,737                20,669
                   Hotel Properties Limited                                               6,676                 5,240
                   Keppel Corporation Ltd.                                               16,914                33,605
                 + Neptune Orient Lines Limited                                          16,873                12,965
                   OMNI Industries Limited                                                6,471                14,348
                   Oversea-Chinese Banking Corporation Ltd.                              25,598               167,364
                   Overseas Union Enterprise Ltd.                                         2,631                11,913
                   Sembcorp Industries Limited                                           24,154                21,344
                   Singapore Airlines Limited                                            18,582               128,503
                   Singapore Press Holdings Ltd.                                          4,792                52,602
                   Singapore Technologies Engineering Ltd.                               37,213                52,695
                   Singapore Telecommunications, Ltd.                                    78,718                82,088
                   United Overseas Bank Ltd.                                             13,652                86,168
                   Venture Manufacturing (Singapore) Ltd.                                 7,086                47,059

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Singapore (Cost--$1,148,038)--0.7%                                  1,015,278
=====================================================================================================================


                                    16 & 17

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master International (GDP Weighted) Index Series (continued)
                   ==================================================================================================
                                                                                         Shares
COUNTRY            Investments                                                            Held                 Value
=====================================================================================================================
Spain              ACS, Actividades de Construccion y Servicios, SA                       1,773           $    49,143
                   Acerinox SA                                                            2,130                59,147
                   Altadis                                                                8,905               126,956
                   Autopistas, Concesionaria Espanola SA                                 10,373                94,316
                   Banco Bilbao Vizcaya, SA                                              87,126             1,127,066
                   Banco Santander Central Hispano, SA                                  125,228             1,134,393
                   Corporacion Mapfre                                                     2,220                46,404
                   Endesa SA                                                             28,617               456,440
                   Fomento de Construcciones y Contratas SA                               3,457                65,851
                   Gas Natural SDG, SA 'E'                                               11,960               193,394
                   Grupo Dragados SA                                                      7,810                98,187
                   Iberdrola SA                                                          24,621               315,789
                   Repsol-YPF, SA                                                        34,712               573,050
                   Sociedad General de Aguas de Barcelona, SA                             4,582                63,113
                   Sol Melia, SA                                                          6,136                54,337
                 + Telefonica SA                                                        121,559             1,498,397
                 + Telefonica SA (ADR)*                                                   1,000                37,240
                 + TelePizza, SA                                                          6,832                12,725
                   Union Electrica Fenosa, SA                                             8,117               151,524
                 + Zeltia, SA                                                             8,115                82,579

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Spain (Cost--$5,952,790)--4.2%                                      6,240,051
=====================================================================================================================
Sweden             Assa Abloy AB 'B'                                                      5,281                75,440
                   AssiDoman AB                                                           1,100                22,838
                   Atlas Copco AB 'A'                                                     4,703                93,106
                   Drott AB 'B'                                                           1,400                14,598
                   Electrolux AB 'B'                                                      5,486                75,849
                   Gambro AB 'B'                                                          3,665                22,222
                   Hennes & Mauritz AB 'B'                                               14,324               245,414
                   Nordbanken Holding AB                                                 44,861               255,515
                   OM Gruppen AB                                                            831                10,535
                   Sandvik AB                                                             6,959               140,006
                   Securitas AB 'B'                                                       5,608                98,143
                   Skandia Forsakrings AB                                                21,313               195,794
                   Skandinaviska Enskilda Banken (SEB) 'A'                               16,850               160,212
                   Skanska AB 'B'                                                         6,104                57,757
                   Svenska Cellulosa AB (SCA) 'B'                                         5,145               108,946
                   Svenska Handelsbanken AB                                               6,955                99,353
                 + Tele2 AB 'B'                                                           1,404                45,594
                   Telefonaktiebolaget LM Ericsson AB (ADR)*                              5,035                27,189
                   Telefonaktiebolaget LM Ericsson AB 'B'                               108,383               592,426
                   Telia AB                                                              27,499               138,943
                   Volvo AB 'B'                                                           4,547                68,088
                   WM-Data AB 'B'                                                         3,800                11,276

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Sweden (Cost--$2,622,909)--1.7%                                     2,559,244
=====================================================================================================================
Switzerland        ABB Ltd.                                                               7,076               107,075
                   Adecco SA (Registered Shares)                                          1,100                51,772
                   Ascom Holding AG 'R'                                                     164                 7,564
                   Credit Suisse Group (Registered Shares)                                1,203               197,767
                   Givaudan (Registered Shares)                                              56                15,530
                   Holcim Ltd. (Registered Shares)                                        1,076                52,758
                 + Kudelski SA (Bearer)                                                     330                27,722
                   Lonza AG (Registered Shares)                                              45                26,261
                   Nestle SA (Registered Shares)                                          2,018               428,860
                   Novartis AG (Registered Shares)                                       13,267               480,121
                   Roche Holding AG (Bearer)                                                900                73,352
                   Roche Holding AG (Genuss)                                              4,200               302,587
                   SGS Societe Generale de Surveillance Holding SA 'R'                       53                 9,583
                 + Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)        84               167,860
                 + The Swatch Group AG (Registered Shares)                                  215                45,751
                   Swisscom AG (Registered Shares)                                          439               104,530
                 + Syngenta AG                                                              753                39,587
                 + UBS AG (Registered Shares)                                             2,373               339,943
                   Unaxis Holding AG 'R'                                                    105                14,779
                   Zurich Financial Services AG                                             503               171,538

                   --------------------------------------------------------------------------------------------------
                   Total Investments in Switzerland (Cost--$2,607,168)--1.8%                                2,664,940
=====================================================================================================================
United Kingdom     3i Group PLC                                                           6,967               104,451
                 + ARM Holdings PLC                                                       9,966                37,633
                   Abbey National PLC                                                    14,485               253,628
                   Amvescap PLC                                                           9,110               158,232
                   AstraZeneca Group PLC                                                 16,355               762,045
                   BAA PLC                                                               12,253               113,735
                   BG Group PLC                                                          36,347               143,259
                   BOC Group PLC                                                          7,286               106,569
                   BP Amoco PLC                                                         193,680             1,592,129
                   BP Amoco PLC (ADR)*                                                    3,457               172,331
                   Barclays PLC                                                          15,966               489,510
                   Bass PLC                                                              11,406               119,188
                   Boots Company PLC                                                     11,106                93,873
                   British Aerospace PLC                                                 31,751               152,049
                   British Airways PLC                                                   20,823               100,742
                   British American Tobacco PLC                                          21,807               165,615
                 + British Sky Broadcasting Group PLC ("BSkyB")                          15,834               152,319
                 + British Telecommunications PLC                                        54,229               340,916
                 + British Telecommunications PLC                                        20,967               128,316
                   British Telecommunications PLC (ADR)*                                    900                58,185
                   CGNU PLC                                                              21,807               301,480
                   CMG PLC                                                               12,057                52,736
                   Cadbury Schweppes PLC                                                 23,711               159,900
                   Capita Group PLC                                                       7,860                51,126
                   Carlton Communications PLC                                             8,508                40,205
                 + Celltech Group PLC                                                     4,924                82,963
                   Centrica PLC                                                          40,784               130,347
                   Compass Group PLC                                                     18,056               144,492
                   Diageo PLC                                                            30,745               337,270
                   Dixons Group PLC                                                      20,629                67,599
                   EMI Group PLC                                                          9,433                53,332
                   Electrocomponents PLC                                                  6,885                52,095
                   GKN PLC                                                                9,288                89,087
                   Glaxo Wellcome PLC (ADR)*                                                800                44,960
                   GlaxoSmithKline PLC                                                   56,578             1,591,426
                   Granada PLC                                                           23,474                49,273
                   The Great Universal Stores PLC                                        11,106                95,045
                   HSBC Holdings PLC                                                     84,024               995,594
                   Halifax PLC                                                           25,156               290,819
                   Hanson PLC                                                            15,452               113,765
                   Hays PLC                                                              20,234                52,148
                   Imperial Chemical Industries PLC                                       9,245                54,219
                 + International Power PLC                                               16,186                68,235
                   Invensys PLC                                                          38,136                72,407
                   J Sainsbury PLC                                                       20,370               126,984
                   Kingfisher PLC                                                        14,602                79,013
                   Land Securities PLC                                                   10,455               128,512
                   Lattice Group PLC                                                     37,586                83,917
                   Legal & General Group PLC                                             53,980               122,417
                   Lloyds TSB Group PLC                                                  43,235               432,633
                   Lloyds TSB Group PLC (ADR)*                                            2,530               100,981
                   Logica PLC                                                             5,857                71,088
                   Marconi PLC                                                           34,551               122,939
                   Marks & Spencer PLC                                                   33,985               125,227
                   Misys PLC                                                              6,249                43,679
                   National Grid Group PLC                                               16,653               122,725
                   Nycomed Amersham PLC                                                   8,018                58,074
                   P & O Princess Cruises PLC                                            10,959                57,027
                   Pearson PLC                                                            8,107               133,628
                   The Peninsular and Oriental Steam Navigation Company                  11,847                44,320
                   Pilkington PLC                                                        33,685                47,611
                   Prudential Corporation PLC                                            19,375               234,614
                   Psion PLC                                                              5,481                 6,938
                   Railtrack Group PLC                                                    9,679                45,466
                   Rank Group PLC                                                        18,415                55,941
                   Reed International PLC                                                16,661               147,622
                   Rentokil Initial PLC                                                  27,740                94,023
                   Reuters Group PLC                                                     11,876               154,163
                   Rio Tinto PLC (Registered Shares)                                     10,371               184,072
                   Royal Bank of Scotland Group PLC                                      23,571               519,464
                   The Sage Group PLC                                                    13,756                49,140
                   Schroders PLC                                                          3,384                38,907
                   ScottishPower PLC                                                     16,447               120,975
                   ScottishPower PLC (ADR)*                                                 993                28,996
                   Smith & Nephew PLC                                                     3,451                17,909
                   Smiths Industries PLC                                                  4,319                50,112
                   Tesco PLC                                                             56,278               203,018
                   Unilever PLC                                                          35,209               296,612
                   Vodafone Group PLC                                                   512,978             1,136,287
                   Vodafone Group PLC (ADR)*                                             12,490               279,151
                   WPP Group PLC                                                         11,303               111,276
                   Wolseley PLC                                                           9,850                73,560
                   --------------------------------------------------------------------------------------------------
                   Total Investments in the United Kingdom (Cost--$15,677,489)--10.8%                      15,984,269
=====================================================================================================================
United States    + Capstone Turbine Corporation                                               1                    19
                   --------------------------------------------------------------------------------------------------
                   Total Investments in the Unites States (Cost--$26)--0.0%                                        19
=====================================================================================================================


                                    18 & 19

                           Merrill Lynch International Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                    Master International (GDP Weighted) Index Series (concluded)
                    ==========================================================================================================

SHORT-TERM                  Face
SECURITIES                 Amount                            Issue                                                    Value
==============================================================================================================================
Commercial               $4,515,000      General Motors Acceptance Corp., 4.13% due 7/02/2001                     $  4,513,964
Paper**
==============================================================================================================================
US Government               300,000      US Treasury Bills, 3.73% due 7/26/2001 (a)                                    299,250
Agency Obligations**
==============================================================================================================================
                                         Total Investments in Short-Term Securities (Cost--$4,813,156)--3.3%         4,813,214
==============================================================================================================================
                         Total Investments (Cost--$147,791,750)--101.0%                                            149,602,077
                         Variation Margin on Financial Futures Contracts***--0.0%                                       52,925
                         Unrealized Depreciation on Forward Foreign Exchange Contracts--Net****--(0.1%)               (135,109)
                         Liabilities in Excess of Other Assets--(0.9%)                                              (1,372,180)
                                                                                                                  ------------
                         Net Assets--100.0%                                                                       $148,147,713
                                                                                                                  ============
==============================================================================================================================

    +Non-income producing security.
    *American Depositary Receipts (ADR).
   **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
  ***Financial futures contracts purchased as of June 30, 2001 were as follows:
     ---------------------------------------------------------------------------
     Number of                         Expiration
     Contracts   Issue      Exchange      Date           Value
     ---------------------------------------------------------------------------
          2     Hang Seng   HKFE        July 2001      $  167,192
          2        DTB      DAX      September 2001       258,848
         14        CAC      MATIF    September 2001       622,192
          3      MIB 30     MSE      September 2001       476,517
         13      TOPIX      Tokyo    September 2001     1,350,867
     ---------------------------------------------------------------------------
     Total Financial Futures Contracts Purchased
     (Total Contract Price   $2,891,348)               $2,875,616
                                                       ==========
     ---------------------------------------------------------------------------
     Financial futures contracts sold as of June 30, 2001 were as follows:
     ---------------------------------------------------------------------------
     Number of                         Expiration
     Contracts   Issue      Exchange      Date           Value
     ---------------------------------------------------------------------------
         2      IBEX 35     MEFF        July 2001      $  149,611
         2       FTSE       LIFFE    September 2001       158,963
         3  All Ordinaries  SFE      September 2001       131,735
     ---------------------------------------------------------------------------
     Total Financial Futures Contracts Sold
     (Total Contract Price-- $440,519)                 $  440,309
                                                       ==========
     ---------------------------------------------------------------------------
 ****Forward foreign exchange contracts as of June 30, 2001 were as follows:
     ---------------------------------------------------------------------------
     Foreign                                        Unrealized
     Currency                  Settlement          Appreciation
     Purchased                    Date            (Depreciation)
     ---------------------------------------------------------------------------
     A$        1,100,000         July 2001          $ (10,653)
     (euro)    3,595,000         July 2001            (99,117)
     HK$       1,300,000         July 2001                (31)
     (pound)     190,000         July 2001             (5,885)
     (yen)   162,000,000         July 2001            (32,594)
     ---------------------------------------------------------------------------
     Total (US$ Commitment--$5,484,696)              (148,280)
                                                    ---------
     ---------------------------------------------------------------------------
     Foreign
     Currency
     Sold
     ---------------------------------------------------------------------------
     A$        1,100,000         July 2001          $  (1,205)
     (euro)    1,900,000         July 2001              9,331
     (pound)     140,000         July 2001                 98
     (yen)    28,900,000         July 2001              4,947
     ---------------------------------------------------------------------------
     Total (US$ Commitment--$2,608,705)                13,171
                                                    ---------
     ---------------------------------------------------------------------------
     Total Unrealized Depreciation on Forward
     Foreign Exchange Contracts-- Net               $(135,109)
                                                    =========
     ---------------------------------------------------------------------------

(a) Security held as collateral in connection with open financial futures contracts.
(b)   The rights may be exercised until 7/09/2001.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES     As of June 30, 2001
================================================================================================================================
Assets:          Investments, at value (identified cost--$147,791,750) .......................                      $149,602,077
                 Cash ........................................................................                         1,712,790
                 Receivables:
                    Securities sold ..........................................................     $  3,488,782
                    Contributions ............................................................          641,868
                    Dividends ................................................................          279,353
                    Variation margin .........................................................           52,925        4,462,928
                                                                                                   ------------
                 Prepaid expenses and other assets ...........................................                            80,769
                                                                                                                    ------------
                 Total assets ................................................................                       155,858,564
                                                                                                                    ------------
================================================================================================================================
Liabilities:     Unrealized depreciation on forward foreign exchange contracts ...............                           135,109
                 Payables:
                    Securities purchased .....................................................        5,202,894
                    Custodian bank ...........................................................        1,424,187
                    Withdrawals ..............................................................          719,369
                    Investment adviser .......................................................            1,147        7,347,597
                                                                                                   ------------
                 Accrued expenses and other liabilities ......................................                           228,145
                                                                                                                    ------------
                 Total liabilities ...........................................................                         7,710,851
                                                                                                                    ------------
================================================================================================================================
Net Assets:      Net assets ..................................................................                      $148,147,713
                                                                                                                    ============
================================================================================================================================
Net Assets       Partners' capital ...........................................................                      $146,645,607
Consist of:      Unrealized appreciation on investments and foreign currency transactions--net                         1,502,106
                                                                                                                    ------------
                 Net assets ..................................................................                      $148,147,713
                                                                                                                    ============
================================================================================================================================

See Notes to Financial Statements.


                                     20 & 21

                           Merrill Lynch International Index Fund, June 30, 2001

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES           For the Six Months Ended June 30, 2001
==============================================================================================================
Investment Income:     Dividends (net of $244,420 foreign withholding tax) ....                   $  1,738,087
                       Interest and discount earned ...........................                        160,533
                       Other ..................................................                         62,067
                                                                                                  ------------
                       Total income ...........................................                      1,960,687
                                                                                                  ------------
==============================================================================================================
Expenses:              Custodian fees .........................................   $    133,380
                       Professional fees ......................................         53,497
                       Accounting services ....................................         28,059
                       Investment advisory fees ...............................          7,676
                       Trustees' fees and expenses ............................          1,528
                       Other ..................................................          1,203
                                                                                  ------------
                       Total expenses .........................................                        225,343
                                                                                                  ------------
                       Investment income--net .................................                      1,735,344
                                                                                                  ------------
==============================================================================================================
Realized &             Realized loss from:
Unrealized                Investments--net ....................................     (1,382,104)
Loss on                   Foreign currency transactions--net ..................       (555,150)     (1,937,254)
Investments &                                                                     ------------
Foreign Currency       Change in unrealized appreciation/depreciation on:
Transactions--Net:        Investments--net ....................................    (20,707,717)
                          Foreign currency transactions--net ..................       (316,023)    (21,023,740)
                                                                                  ------------    ------------
                       Net Decrease in Net Assets Resulting from Operations ...                   $(21,225,650)
                                                                                                  ============
==============================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MASTER
INTERNATIONAL                                                                             For the Six        For the
(GDP WEIGHTED)                                                                           Months Ended      Year Ended
INDEX SERIES        Increase (Decrease) in Net Assets:                                   June 30, 2001    Dec. 31, 2000
========================================================================================================================
Operations:         Investment income--net ...........................................   $   1,735,344    $   2,131,925
                    Realized gain (loss) on investments and foreign currency
                    transactions--net ................................................      (1,937,254)       4,199,592
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net ...........................     (21,023,740)     (34,312,137)
                                                                                         -------------    -------------
                    Net decrease in net assets resulting from operations .............     (21,225,650)     (27,980,620)
                                                                                         -------------    -------------
========================================================================================================================
Net Capital         Increase (decrease) in net assets derived from net capital
Contributions:      contributions ....................................................      30,896,246       (3,238,624)
                                                                                         -------------    -------------
========================================================================================================================
Net Assets:         Total increase (decrease) in net assets ..........................       9,670,596      (31,219,244)
                    Beginning of period ..............................................     138,477,117      169,696,361
                                                                                         -------------    -------------
                    End of period ....................................................   $ 148,147,713    $ 138,477,117
                                                                                         =============    =============
========================================================================================================================

See Notes to Financial Statements.


                                     22 & 23

                           Merrill Lynch International Index Fund, June 30, 2001

FINANCIAL HIGHLIGHTS


                                                                     For the                                            For the
MASTER                                                              Six Months             For the Year Ended            Period
INTERNATIONAL       The following ratios have been derived            Ended                    December 31,           Apr. 9, 1997+
(GDP WEIGHTED)      from information provided in the                 June 30,     -----------------------------------  to Dec. 31,
INDEX SERIES        financial statements                               2001          2000         1999         1998       1997
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ...............       .29%*         .20%         .22%         .26%         .33%*
Net Assets:                                                         =========     =========    =========    =========   ==========
                    Expenses .....................................       .29%*         .20%         .24%         .33%         .36%*
                                                                    =========     =========    =========    =========   ==========
                    Investment income--net .......................      2.26%*        1.41%        1.43%        1.66%        1.99%*
                                                                    =========     =========    =========    =========   ==========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .....  $ 148,148     $ 138,477    $ 169,696    $ 151,520   $  143,418
Data:                                                               =========     =========    =========    =========   ==========
                    Portfolio turnover ...........................      5.47%        40.82%        6.43%       34.63%       14.79%
                                                                    =========     =========    =========    =========   ==========
==================================================================================================================================

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (GDP WEIGHTED) INDEX SERIES

1. Significant Accounting Policies:

Master International (GDP Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income


                                     24 & 25

                           Merrill Lynch International Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL (GDP WEIGHTED) INDEX SERIES

tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

(g) Custodian bank--The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $13,553 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $42,102,612 and $7,994,543, respectively.

Net realized gains (losses) for the six months ended June 30, 2001 and net unrealized gains (losses) as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
--------------------------------------------------------------------------------
Investments:
   Long-term .................................... $(1,211,260)     $ 1,810,269
   Short-term ...................................         856               58
   Financial futures contracts ..................    (171,700)         (15,942)
                                                  -----------      -----------
Total investments ...............................  (1,382,104)       1,794,385
                                                  -----------      -----------
Currency transactions:
   Forward foreign exchange
     contracts ..................................    (362,488)        (135,109)
   Foreign currency transactions ................    (192,662)        (157,170)
                                                  -----------      -----------
Total currency transactions .....................    (555,150)        (292,279)
                                                  -----------      -----------

Total ........................................... $(1,937,254)     $ 1,502,106
                                                  ===========      ===========
--------------------------------------------------------------------------------

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,810,327, of which $22,826,579 related to appreciated securities and $21,016,252 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $147,791,750.

4. Commitments:

At June 30, 2001, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $5,022,000 and $2,155,000, respectively.

5. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

6. Security Loans:

At June 30, 2001, the Series held collateral having an aggregate value of approximately $30,098,000 for portfolio securities loaned having a market value of approximately $28,428,000.


                                     26 & 27

[LOGO] Merrill Lynch  Investment Mangaers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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